NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations	¥ (2,034,385)	¥ (143,223)	$ (22,593)	¥ (716,975)	¥ (1,327,678)
Less: net loss from continuing operations attributable to non-controlling interests shareholders	(5,383)			(9)	(1,452)
Net loss from continuing operations, attributable to ordinary shares	¥ (2,029,002)	(143,223)	$ (22,593)	¥ (716,966)	¥ (1,326,226)
Net loss attributable to ordinary shareholders from continuing operations		(143,223)
Add: the change in fair value of warrant liabilities		(2,224,660)
Add: the change in fair value of forward contract assets		(441,088)
Diluted net loss from continuing operations attributable to ordinary shareholders		¥ (2,808,971)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares	888,460,868	1,168,419,750	1,168,419,750	1,100,650,208	886,613,598
Net loss per share from continuing operations attributable to ordinary shareholders, basic | (per share)	¥ (2.28)	¥ (0.12)	$ (0.02)	¥ (0.65)	¥ (1.50)
Weighted average effect of potential dilutive securities outstanding from continuing operations
Warrants | shares		147,895,143	147,895,143
Forward contract | shares		38,191,128	38,191,128
Weighted average number of ordinary shares outstanding -diluted | shares	888,460,868	1,354,506,021	1,354,506,021	1,100,650,208	886,613,598
Net loss per share from continuing operations attributable to ordinary shareholders, diluted | (per share)	¥ (2.28)	¥ (2.07)	$ (0.33)	¥ (0.65)	¥ (1.50)